DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)		9 Months Ended		12 Months Ended
	Feb. 11, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) item $ / shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future business combination number of businesses minimum | item		1
Cash		$ 29,502		$ 724,410
Working capital		1,053,620
Proceeds from sale of Private Placements Warrants		0	$ 4,120,000	4,120,000
Transaction Costs		1,529,462		1,529,462
Underwriting fees		1,000,000		1,000,000
Other offering costs		$ 529,462		529,462
Payments for investment of cash in Trust Account			$ 116,150,000	116,150,000
Condition for future business combination use of proceeds percentage		80.00%
Condition For Future Business Combination Threshold Percentage Ownership		50.00%
Condition For Future Business Combination Threshold Net Tangible Assets		$ 5,000,001		$ 5,000,001
Redemption limit percentage without prior consent		15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)		100.00%		100.00%
Redemption period upon closure		10 days		10 days
Maximum allowed dissolution expenses		$ 100,000		$ 100,000
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of 11,500,000 Units, Units, net of underwriting discounts, offering costs related to Class A common stock and initial fair value of Public Warrants (in shares) | shares	11,500,000
Purchase price, per unit | $ / shares	$ 10.10	$ 10.10		$ 10.10
Gross proceeds from sale of units	$ 115,000,000
Payments for investment of cash in Trust Account	$ 116,150,000
Investments maximum maturity term	185 days
Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Private Placement Warrants (in shares) | shares	4,120,000
Price of warrant (in dollars per share) | $ / shares	$ 1.00	$ 1.00		$ 1.00
Proceeds from sale of Private Placements Warrants	$ 4,120,000	$ 4,120,000
Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of 11,500,000 Units, Units, net of underwriting discounts, offering costs related to Class A common stock and initial fair value of Public Warrants (in shares) | shares	1,500,000
Purchase price, per unit | $ / shares	$ 10.00